Related party transactions - Analysis of Related Party Receivable Balances (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021		Sep. 30, 2022		Feb. 23, 2022	Dec. 31, 2020
Related Party Transaction [Line Items]
Allowance for expected credit loss	$ (1)	[1]	$ (1)	[1]		$ (153)
Total related party receivables	28		62			91
Amounts due from related parties - current	28		62		$ 42	85
Amounts due from related parties - non-current	0		0			6
Total amounts due from related parties	28		62			91
Related party loans and interest
Related Party Transaction [Line Items]
Total related party receivables, gross	9	[2]	0	[2]		8
Trading balances
Related Party Transaction [Line Items]
Total related party receivables, gross	20	[3]	63	[3]		236
Total related party receivables	20		63			236
Total amounts due from related parties	20		$ 63			$ 236
Sponsor Minimum Liquidity Shortfall | SeaMex
Related Party Transaction [Line Items]
Total related party receivables	8
Total amounts due from related parties	$ 8
Interest rate on related party receivable	6.50%

[1]	Allowances recognized for expected credit losses on our related party loan and trade receivables following adoption of accounting standard update 2016-13 – Measurement of Credit Losses on Financial Instruments. Refer to Note 5 – “Current expected credit losses” for further information.
[2]	In 2021, the Sponsor Minimum Liquidity Shortfall loan receivable from SeaMex, which earned interest at 6.5% plus 3-month US LIBOR, was fully settled in March 2022.
[3]	Trading and other balances are primarily comprised of receivables from Gulfdrill for lease income, as well as from SeaMex, PES and Sonadrill for related party management and crewing fees. Per our contractual terms, these balances are either settled monthly or quarterly in arrears, or in certain cases, in advance.